Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 25, 2024
Entity Registrant Name	dei_EntityRegistrantName	Tidal ETF Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001742912
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 25, 2024
Document Effective Date	dei_DocumentEffectiveDate	Jan. 29, 2024
Prospectus Date	rr_ProspectusDate	Jun. 02, 2023
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement to the Prospectus, Summary Prospectus and Statement of Additional Information (“SAI”),

each dated June 2, 2023, as supplemented

The Board of Trustees of Tidal ETF Trust has approved a change to the Fund’s name and ticker symbol and non-material changes to the Fund’s principal investment strategies disclosure. Effective January 29, 2024, the Fund’s name will be changed to the Intelligent Real Estate ETF, and the Fund’s ticker symbol will be changed from PRVT to REAI. Accordingly, all references to the Fund’s name and ticker symbol in the Summary Prospectus, Prospectus, and SAI are hereby amended to reflect the Fund’s new name and ticker symbol.

Intelligent Real Estate ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Additionally, the following revisions will be made in the “Principal Investment Strategies” section within the summary prospectus and statutory prospectus:

●	The second paragraph in the section is hereby deleted and replaced with the following:

The Fund will invest in REITs and MBS that, in the determination of Armada ETF Advisors LLC (the “Sub-Adviser”), the Fund’s sub-adviser, have quantitative and qualitative characteristics that compare favorably to the aggregate real estate portfolio holdings of a select group of public, non-traded REITs. Non-traded REITs are real estate funds whose shares do not trade on stock exchanges. Rather, they generally can be sold only to accredited and institutional investors. The non-traded REITs considered by the Sub-Adviser are public, SEC-registered companies that make regular, publicly available filings with the SEC. In particular, the Sub-Adviser selects securities that, in its view, have characteristics that compare favorably to the publicly available real estate portfolio holdings of non-traded REITs managed by, in the Sub-Adviser’s view, large, well-managed global real estate firms. Public, non-traded REITs typically invest directly in real estate. In contrast, the Sub-Adviser will seek similar strategic themes for the Fund by investing in publicly-traded REITs. Additionally, the Sub-Adviser seeks to construct the Fund’s REIT exposure “intelligently” rather than by simply replicating non-traded REITs’ exposure.

●	The paragraph beginning with the phrase “As a hypothetical example,” is hereby deleted in its entirety.

●	The first sentence under the sub-heading “Additional Portfolio Attributes” is deleted and replaced with the following:

The Fund’s REIT investments will primarily be U.S.-listed REITs.

There is no change to the Fund’s investment policy of investing at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) in real estate investment trusts (“REITs”) as a result of the foregoing changes.

Intelligent Real Estate ETF | Intelligent Real Estate ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	REAI